Summary of Significant Accounting Policies (Details Narrative) (10-Q)	6 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($) Integer	Jun. 30, 2017 Integer	Jun. 30, 2016 USD ($)
Finance lease description	The lease term exceeding 75% of the estimated economic life of the leased asset, (iv) the present value of the minimum lease payments exceeding 90% of the fair value.	The lease term exceeding 75% of the estimated economic life of the leased asset, (iv) the present value of the minimum lease payments exceeding 90% of the fair value.
Intangible asset, useful life	10 years	10 years
Impairment loss | $
Percentage of recognized benefit likelihood of being realized upon ultimate settlement	greater than 50%	greater than 50%
Number of reportable operating segment | Integer	1	1
Minimum [Member]
Voting securities of the investee company	20.00%	20.00%
Maximum [Member]
Voting securities of the investee company	50.00%	50.00%